Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 1,651,354	$ 2,768,640	$ 7,872,061
Accounts receivable, net	362,708	527,961	89,844
Inventory	858,106	950,093	494,697
Prepaid expenses	555,631	496,869	460,102
Note receivable, net			500,000
TOTAL CURRENT ASSETS	3,427,799	4,743,563	9,416,704
Fixed assets, net	2,003,859	2,318,863	2,267,297
Intangible assets, net	26,750	107,000	214,000
Deposits	312,265	355,366	379,250
Right of use asset - long term	2,454,886	3,160,457	4,097,117
Deferred issuance costs		50,000
Other assets			289,539
TOTAL ASSETS	8,225,559	10,735,249	16,663,907
CURRENT LIABILITIES:
Accounts payable and accrued expenses	4,224,425	1,958,502	1,575,543
Notes payable, net of discount	4,020,055
Financing on fixed assets	147,823	409,983	700,433
Deferred rent	169,633	188,581	186,058
Lease liability - current	1,081,377	1,086,658	1,145,126
Settlement liability	1,600,000
TOTAL CURRENT LIABILITIES	11,243,313	3,643,724	3,607,160
Financing on fixed assets - long term			110,041
Lease liability - long term	1,203,876	1,885,218	2,765,933
TOTAL LIABILITIES	12,447,189	5,528,942	6,483,134
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value	368	108
Additional paid-in capital	112,599,764	100,448,166	77,735,165
Accumulated deficit	(116,620,157)	(95,040,362)	(67,352,809)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(4,221,630)	5,206,307	10,180,773
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	8,225,559	10,735,249	16,663,907
Common Stock
STOCKHOLDERS’ EQUITY
Common stock, value		108	22
Treasury stock
STOCKHOLDERS’ EQUITY
Treasury stock, value	(201,605)	(201,605)	$ (201,605)
Series B Preferred Stock
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series C Preferred Stock
STOCKHOLDERS’ EQUITY
Preferred stock, value